UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2007

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stadium Capital Management, LLC
Address:  19785 Village Office Court, Suite 101
          Bend, OR  97702

Form 13F File Number:    028-10135

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Bradley R. Kent
Title:    Managing Director
Phone:    541-322-0600

Signature, Place and Date of Signing:
Bradley R. Kent               Bend, OR       November 13, 2007
     [Signature]         [City, State]            [Date]

Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      39

Form 13F Information Table Value Total:      570,079 (X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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

NAME OF ISSUER             TITLE    CUSIP      VALUE     SHARES    INV.  OTH  VOTING AUTH
                           OF                  X1000               DISC  ER
                           CLASS                                   .     MGR
                                                                              SOLE      SHR  NON
                                                                                             E

***COREL CORP              COMMON   21869X103   $2,436   190133    SOLE       190133    0    0
ACCURIDE CORP              COMMON   004398103   $40,751  3365043   SOLE       3365043   0    0
ADVANCED AUTO PARTS INC    COMMON   00751Y106   $7,217   215050    SOLE       215050    0    0
AEP INDUSTIRES INC         COMMON   001031103   $5,018   118518    SOLE       118518    0    0
AMERICAN DENTAL PARTNERS   COMMON   025353103   $11,822  422057    SOLE       422057    0    0
AMERICAN WOODMARK CORP     COMMON   030506109   $30,590  1233977   SOLE       1233977   0    0
ATLANTIS GROUP INC CL A    COMMON   049156102   $1,564   823241    SOLE       823241    0    0
BALDWIN TECHNOLOGY CO CL   COMMON   058264102   $1,391   277585    SOLE       277585    0    0
A
BIG 5 SPORTING GOODS CORP  COMMON   08915P101   $38,392  2053069   SOLE       2053069   0    0
BLUELINX HOLDINGS INC      COMMON   09624H109   $16,275  2311846   SOLE       2311846   0    0
BRANDPARTNERS GROUP INC    COMMON   10531R107   $19      214818    SOLE       214818    0    0
BUILDERS FIRSTSOURCE INC   COMMON   12008R107   $41,090  3811656   SOLE       3811656   0    0
BUILDING MATERIALS HOLDING COMMON   120113105   $10,037  948665    SOLE       948665    0    0
CARMIKE CINEMAS INC        COMMON   143436400   $18,378  1000461   SOLE       1000461   0    0
CHARMING SHOPPES INC       COMMON   161133103   $28,598  3404503   SOLE       3404503   0    0
CHESAPEAKE CORP            COMMON   165159104   $2,461   290955    SOLE       290955    0    0
CIRCUIT CITY STORES INC    COMMON   172737108   $6,746   852900    SOLE       852900    0    0
COMMERCIAL VEHICLE GROUP   COMMON   202608105   $16,437  1281129   SOLE       1281129   0    0
INC
COMPASS MINERALS INTL INC  COMMON   20451N101   $17,108  502575    SOLE       502575    0    0
DRESS BARN INC             COMMON   261570105   $31,714  1864431   SOLE       1864431   0    0
ENERSYS COM                COMMON   29275Y102   $7,495   421796    SOLE       421796    0    0
FIRST ADVANTAGE            COMMON   31845F100   $1,078   61030     SOLE       61030     0    0
CORPORATION
FOOT LOCKER INC            COMMON   344849104   $10,997  717340    SOLE       717340    0    0
FTD GROUP INC              COMMON   30267U108   $17,377  1167825   SOLE       1167825   0    0
INFINITY PPTY & CAS CORP   COMMON   45665Q103   $6,070   150924    SOLE       150924    0    0
MAIDENFORM BRANDS INC      COMMON   560305104   $14,036  883887    SOLE       883887    0    0
MOTHERS WORK INC           COMMON   619903107   $14,515  777452    SOLE       777452    0    0
NESS TECHNOLOGIES INC      COMMON   64104X108   $5,098   466859    SOLE       466859    0    0
PANTRY INC DEL             COMMON   698657103   $19,870  775273    SOLE       775273    0    0
REGIS CORPORATION          COMMON   758932107   $38,671  1211862   SOLE       1211862   0    0
REPUBLIC AWYS HLDGS INC    COMMON   760276105   $20,691  977383    SOLE       977383    0    0
ROCKWOOD HOLDINGS INC      COMMON   774415103   $3,419   95424     SOLE       95424     0    0
ROSS STORES INC            COMMON   778296103   $11,293  440441    SOLE       440441    0    0
RURAL METRO CORP           COMMON   781748108   $9,060   2813652   SOLE       2813652   0    0
Sealy Corporation          COMMON   812139301   $32,012  2280076   SOLE       2280076   0    0
TFS FINANCIAL CORP         COMMON   87240R107   $4,856   375260    SOLE       375260    0    0
TIMBERLAND CO  CL A        COMMON   887100105   $2,792   147265    SOLE       147265    0    0
TNS INC                    COMMON   872960109   $286     17828     SOLE       17828     0    0
WEBSENSE INC               COMMON   947684106   $22,419  1136296   SOLE       1136296   0    0

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